Share-Based Compensation (Details 1) - Restricted Stock Units (RSUs) [Member] - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Balance	182,488	204,007	964,006
Number of Shares, Granted	580,235	1,208,785	597,596
Number of Shares, Vested	(662,368)	(1,207,241)	(1,257,803)
Number of Shares, Forfeited	(7,755)	(23,063)	(99,792)
Number of Shares, Balance	92,600	182,488	204,007
Weighted Average Grant Date Fair Value, Balance	$ 8.6	$ 9.17	$ 4.11
Weighted Average Grant Date Fair Value, Granted	10.93	8.3	7.92
Weighted Average Grant Date Fair Value, Vested	10.62	8.39	5.19
Weighted Average Grant Date Fair Value, Forfeited	8.77	9.04	2.94
Weighted Average Grant Date Fair Value, Balance	$ 8.77	$ 8.6	$ 9.17